Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information [LineItems]
Entity Registrant Name	Payoneer Global Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001845815
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false